SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation Rates) (Details)	Dec. 31, 2024
Computers, software and related equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful lives	20 years
Computers, software and related equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful lives	33 years
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful lives	15 years
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful lives	20 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	us-gaap:UsefulLifeTermOfLeaseMember